Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Fixed Assets, Net [abstract]
Schedule of composition of fixed assets
	December 31
	2017	2016
	NIS in millions
Buildings	49	28
Software, computers and office equipment	50	66
Other (mainly leasehold improvements)	45	58
	144	152